Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	¥ 1,874,824
Amortization	109,913	$ 15,473	¥ 64,939	¥ 38,957
Intangible assets and goodwill ending balance	1,951,133	274,668	1,874,824
Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	440,133
Intangible assets and goodwill ending balance	1,084,627	152,687	440,133
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	1,052,244
Intangible assets and goodwill ending balance	484,059	68,143	1,052,244
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	212,636
Intangible assets and goodwill ending balance	212,636	29,933	212,636
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	169,811
Intangible assets and goodwill ending balance	169,811	$ 23,905	169,811
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	2,113,119		1,931,938
Addition	186,222		181,181
Intangible assets and goodwill ending balance	2,299,341		2,113,119	1,931,938
Cost [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	672,753		551,526
Transfer	754,407		121,227
Intangible assets and goodwill ending balance	1,427,160		672,753	551,526
Cost [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	1,052,244		992,290
Addition	186,222		181,181
Transfer	(754,407)		(121,227)
Intangible assets and goodwill ending balance	484,059		1,052,244	992,290
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	218,311		218,311
Intangible assets and goodwill ending balance	218,311		218,311	218,311
Cost [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	169,811		169,811
Intangible assets and goodwill ending balance	169,811		169,811	169,811
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(238,295)		(173,356)
Amortization	109,913		64,939
Intangible assets and goodwill ending balance	(348,208)		(238,295)	(173,356)
Accumulated depreciation, amortisation and impairment [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(232,620)		(167,681)
Amortization	109,913		64,939
Intangible assets and goodwill ending balance	(342,533)		(232,620)	(167,681)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(5,675)		(5,675)
Intangible assets and goodwill ending balance	¥ (5,675)		¥ (5,675)	¥ (5,675)